UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Greater China Opportunities Fund

Quarterly portfolio holdings 1/31/18

Fund’s investments
As of 1-31-18 (unaudited)
	Shares	Value
Common stocks 98.2%		$75,385,023
(Cost $42,664,723)
China 53.3%		40,892,765
Alibaba Group Holding, Ltd., ADR (A)	31,056	6,344,430
Baidu, Inc., ADR (A)	6,872	1,696,834
China Animal Healthcare, Ltd. (A)(B)	1,590,000	119,921
China CITIC Bank Corp., Ltd., H Shares	1,051,000	862,861
China Construction Bank Corp., H Shares	2,539,000	2,914,954
China Molybdenum Company, Ltd., H Shares	1,185,000	909,199
China National Building Material Company, Ltd., H Shares	1,184,000	1,256,222
China Oilfield Services, Ltd., H Shares	904,000	1,075,888
China Petroleum & Chemical Corp., H Shares	810,000	700,177
China Vanke Company, Ltd., H Shares	181,800	885,535
CNOOC, Ltd.	805,000	1,265,350
ENN Energy Holdings, Ltd.	126,000	973,509
Geely Automobile Holdings, Ltd.	219,000	696,718
Industrial & Commercial Bank of China, Ltd., H Shares	2,764,500	2,604,071
Microport Scientific Corp.	1,000,000	1,049,217
Minth Group, Ltd.	148,000	833,402
New China Life Insurance Company, Ltd., H Shares	84,900	550,914
New Oriental Education & Technology Group, Inc., ADR	4,506	414,958
Ping An Insurance Group Company of China, Ltd., H Shares	251,000	2,956,276
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	166,500	967,504
Tencent Holdings, Ltd.	133,500	7,888,174
Vipshop Holdings, Ltd., ADR (A)	40,997	677,680
Weibo Corp., ADR (A)	11,528	1,493,683
Xinyi Solar Holdings, Ltd.	1,476,000	678,234
Yum China Holdings, Inc.	15,683	727,534
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(C)	39,200	349,520
Hong Kong 20.9%		16,072,660
AIA Group, Ltd.	244,400	2,087,544
ASM Pacific Technology, Ltd.	51,900	706,904
BOC Hong Kong Holdings, Ltd.	128,500	655,358
China Everbright Greentech, Ltd. (A)(C)	757,000	693,482
China Gas Holdings, Ltd.	318,000	928,363
China Resources Land, Ltd.	232,666	925,998
China Unicom Hong Kong, Ltd. (A)	420,000	629,584
CK Asset Holdings, Ltd.	113,080	1,076,024
Galaxy Entertainment Group, Ltd.	96,000	846,901
Hong Kong Exchanges & Clearing, Ltd.	44,000	1,659,931
Kingboard Laminates Holdings, Ltd.	378,000	664,024
Shangri-La Asia, Ltd.	324,000	821,532
Sino Biopharmaceutical, Ltd.	836,000	1,533,523
Sun Art Retail Group, Ltd.	693,000	938,503
Swire Properties, Ltd.	213,200	746,393
Wharf Real Estate Investment Company, Ltd. (A)	82,000	566,573
Yue Yuen Industrial Holdings, Ltd.	131,000	592,023
Taiwan 21.9%		16,834,274
Chailease Holding Company, Ltd.	231,000	776,384
China General Plastics Corp.	366,000	421,473
Ennoconn Corp.	53,000	861,353
FIT Hon Teng, Ltd. (C)	1,335,000	836,447
Formosa Chemicals & Fibre Corp.	162,000	604,413
2	JOHN HANCOCK Greater China Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Foxsemicon Integrated Technology, Inc.	100,650	$894,833
Gourmet Master Company, Ltd.	43,000	622,134
Land Mark Optoelectronics Corp.	48,000	607,715
Largan Precision Company, Ltd.	4,000	548,233
MediaTek, Inc.	85,000	869,737
Parade Technologies, Ltd.	46,000	961,036
St. Shine Optical Company, Ltd.	21,000	671,263
Taiwan Paiho, Ltd.	106,000	364,552
Taiwan Semiconductor Manufacturing Company, Ltd.	554,089	4,842,353
Taiwan Union Technology Corp.	206,000	635,715
TCI Company, Ltd.	83,291	952,605
Win Semiconductors Corp.	44,000	393,102
Yageo Corp.	73,467	970,926
United Kingdom 1.2%		918,777
HSBC Holdings PLC	86,000	918,777
United States 0.9%		666,547
Bizlink Holding, Inc.	70,432	666,547
Total investments (Cost $42,664,723) 98.2%		$75,385,023
Other assets and liabilities, net 1.8%		1,393,926
Total net assets 100.0%		$76,778,949

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 1-31-18:

Information technology	41.6%
Financials	21.2%
Consumer discretionary	8.6%
Health care	5.8%
Real estate	5.5%
Materials	4.1%
Energy	3.9%
Utilities	3.4%
Consumer staples	2.4%
Industrials	0.9%
Telecommunication services	0.8%
Short-term investments and other	1.8%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Greater China Opportunities Fund	3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2018, by major security category or type:

	Total value at 1-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
China	$40,892,765	$11,355,119	$29,417,725	$119,921
Hong Kong	16,072,660	—	16,072,660	—
Taiwan	16,834,274	—	16,834,274	—
United Kingdom	918,777	—	918,777	—
United States	666,547	—	666,547	—
Total investments in securities	$75,385,023	$11,355,119	$63,909,983	$119,921

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	08Q1	01/18
This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.		3/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 19, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 19, 2018